Short-term Investment	12 Months Ended
Dec. 31, 2022
Short-term Investment
Short-term Investment

4.    Short-term Investments

	As of December 31,
	2021	2022
	US$	US$
Time deposits	97,510	818,885
Equity securities with readily determinable fair value (2)	4,624	2,249
Wealth management products (1)	—	—
Total short-term investments	102,134	821,134
(1)	For the years ended December 31, 2021 and 2022, the Group’s wealth management products mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased or revolving terms. For the years ended December 31, 2020, 2021 and 2022, the weighted average return of the wealth management products was 2.9%, 2.7% and 2.6%, respectively.

(2)	Starting from July 2021, the Group, from time to time, invested in ordinary shares of a listed company and disposed of portion of the investments. For the years ended December 31, 2021 and 2022, the Group recorded fair value losses on short-term equity investment of US$1,998 and US$2,056 in financial income, respectively, net in the consolidated statements of comprehensive loss. For the years ended December 31, 2021 and 2022, the Group recorded US$422 and nil upon disposal of portion of the investments in financial income, net in the consolidated statements of comprehensive loss, respectively. This investment is classified as equity securities with readily determinable fair values.